UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:   28-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England          February 11, 2008
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       124

Form 13F Information Table Value Total:       $785,244
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                  Name

1       28-11917                              Cheyne Capital Management Limited

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


              Name               Title Of      CUSIP       Value    SHRS or   SH/  Put/ Investment   Other      Voting Authority
                                  Class                   x$1000  PRN amount  PRN  call Discretion  Managers   Sole  Shared  None
----------------------------      -----        -----      ------  ----------  ---  ---- ----------  --------   ----  ------  ----

ACERGY S A                     SPONSORED ADR   00443E104   3779     172000    SH        SOLE                  172000
Alsius Corporation             Com             021211107   1477     399176    SH        SOLE                  399176
Alsius Corporation             W Exp
                               08/03/200       021211115    966    1609900    SH        SOLE                 1609900
AMERICAN EAGLE OUTFITTERS NE   Com             02553E106    353      17000    SH        SOLE                   17000
AMERICAN RAILCAR INDS INC      Com             02916P103    289      15000    SH        SOLE                   15000
TD Ameritrade Hldg Corp        Com             87236Y108   1683      83875    SH        SOLE                   83875
Liberty Media Corp New         Deb 0.750% 3/3  530718AF2   3141    3018000   PRN        SOLE                 3018000
Apple Inc                      Com             037833100    495       2500    SH        SOLE                    2500
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH  03938L104   1160      15000    SH        SOLE                   15000
Autozone Inc                   Com             053332102    366       3053    SH        SOLE                    3053
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD  059602201   7758     300000    SH        SOLE                  300000
Bea Sys Inc                    Com             073325102  11835     750000    SH        SOLE                  750000
Bed Bath & Beyond Inc          Com             075896100    382      13000    SH        SOLE                   13000
Best Buy Inc                   Com             086516101    790      15000    SH        SOLE                   15000
Boeing Co                      Put             097023955    938        590         PUT  SOLE                     590
Carnival Corp                  DBCV 1.132%
                               4/2             143658AV4   6644   10000000   PRN        SOLE                10000000
Centennial Communctns Corp N   CL A NEW        15133V208    929     100000    SH        SOLE                  100000
Champion Enterprises Inc       Note
                               2.750%11/0      158496AC3   2243    2500000   PRN        SOLE                 2500000
Companhia Vale Do Rio Doce     SPONSORED ADR   204412209   3015      92300    SH        SOLE                   92300
Ciena Corp                     Note 3.750%
                               2/0             171779AA9   1011    1000000   PRN        SOLE                 1000000
Cisco Sys Inc                  Com             17275R102   1895      70000    SH        SOLE                   70000
Cleveland Cliffs Inc           Com             185896107    504       5000    SH        SOLE                    5000
COGENT INC                     Com             19239Y108    413      37000    SH        SOLE                   37000
Select Sector SPDR TR          SBI CONS STPLS  81369Y308   2016      70000    SH        SOLE                   70000
Covad Communications Group I   Com             222814204     25      28665    SH        SOLE                   28665
CROCS INC                      Com             227046109    735      19974    SH        SOLE                   19974
Dell Inc                       Com             24702R101    245      10000    SH        SOLE                   10000


              Name               Title Of      CUSIP       Value    SHRS or   SH/  Put/ Investment   Other      Voting Authority
                                  Class                   x$1000  PRN amount  PRN  call Discretion  Managers   Sole  Shared  None
----------------------------      -----        -----      ------  ----------  ---  ---- ----------  --------   ----  ------  ----

Diamond Offshore Drilling In   Com             25271C102  25005      176089    SH         SOLE                176089
Domtar Corp                    Com             257559104  92280    12000000    SH         SOLE              12000000
DRYSHIPS INC                   SHS             Y2109Q101  11610      150000    SH         SOLE                150000
Durect Corp                    Note 6.250%
                               6/1             266605AB0   4508     2176000   PRN         SOLE               2176000
EAGLE TEST SYS INC             Com             270006109    258       20200    SH         SOLE                 20200
Ebay Inc                       Com             278642103   1012       30491    SH         SOLE                 30491
Electronic Arts Inc            Com             285512109    643       11000    SH         SOLE                 11000
ENERGYSOLUTIONS INC            Depositary Sh   292756202    675       25000    SH         SOLE                 25000
Ensco Intl Inc                 Com             26874Q100   1265       21214    SH         SOLE                 21214
Fairchild Semiconductor Corp   Note
                               5.000%11/0      303727AJ0   1994     2000000   PRN         SOLE               2000000
Flextronics Intl Ltd           Ord             Y2573F102   3256      270000    SH         SOLE                270000
FMC Technologies Inc           Com             30249U101  25515      450000    SH         SOLE                450000
FOSTER WHEELER LTD             Shs New         G36535139    388        2500    SH         SOLE                  2500
Freeport-Mcmoran Copper & Go   Com             35671D857    670        6544    SH         SOLE                  6544
FREIGHTCAR AMER INC            Com             357023100    263        7500    SH         SOLE                  7500
FRESH DEL MONTE PRODUCE INC    Ord             G36738105    360       10725   PRN         SOLE                 10725
Frontier Oil Corp              Com             35914P105    668       16453    SH         SOLE                 16453
Gamestop Corp New              CL A            36467W109   1863       30000    SH         SOLE                 30000
GAMMON Gold Inc                Com             36467T106  27860     3500000    SH         SOLE               3500000
Genentech Inc                  Com New         368710406   2683       40000    SH         SOLE                 40000
Goldman Sachs Group Inc        Com             38141G104    526        2444    SH         SOLE                  2444
GOOGLE INC                     CL A            38259P508    346         500    SH         SOLE                   500
HANSEN NAT CORP                COM             411310105    443       10000    SH         SOLE                 10000
HERBALIFE LTD                  Com USD Shs     G4412G101    674       16735    SH         SOLE                 16735
Holly Corp                     COM PAR $0.01   435758305    824       16186    SH         SOLE                 16186
Hunt J B Trans Svcs Inc        Com             445658107    551       20000    SH         SOLE                 20000
HUNTSMAN CORP                  Com             447011107  89950     3500000    SH         SOLE               3500000
HURON CONSULTING GROUP INC     Com             447462102    358        4445    SH         SOLE                  4445
Intel Corp                     Com             458140100   1232       46200    SH         SOLE                 46200
IPC HLDGS                      Ord             G4933P101   1732       60000    SH         SOLE                 60000
Penney J C Inc                 Com             708160106   2771       63000    SH         SOLE                 63000
Kansas City Southern           Com New         485170302   1030       30000    SH         SOLE                 30000
KBR INC                        Com             48242W106   1164       30000    SH         SOLE                 30000
Kohls Corp                     Com             500255104    687       15000    SH         SOLE                 15000
Lam Research Corp              Com             512807108    662       15324    SH         SOLE                 15324
Lear Corp                      Com             521865105    367       13263    SH         SOLE                 13263



              Name               Title Of       CUSIP      Value    SHRS or  SH/  Put/ Investment   Other      Voting Authority
                                  Class                   x$1000  PRN amount PRN  call Discretion  Managers   Sole  Shared  None
----------------------------      -----         -----     ------  ---------- ---  ---- ----------  --------   ----  ------  ----

Lockheed Martin Corp           DBCV 8/1        539830AP4   6704    4550000   PRN         SOLE               4550000
Manitowoc Inc                  Com             563571108    668      13675    SH         SOLE                 13675
Massey Energy Corp             Com             576206106   1788      50000    SH         SOLE                 50000
Medtronic Inc                  Note 1.500%
                               4/1             585055AL0    396     370000   PRN         SOLE                370000
MGI Pharma Inc                 Com             552880106  28557     704587    SH         SOLE                704587
Nabors Industries Ltd          Shs             G6359F103    959      35000    SH         SOLE                 35000
NELNET INC                     CL A            64031N108  12226     961900    SH         SOLE                961900
Nii Hldgs Inc                  CL B New        62913F201    966      20000    SH         SOLE                 20000
Noble Corporation              Shs             G65422100  12819     226838    SH         SOLE                226838
North Amern Ins Leaders Inc    Unit
                               03/21/2010      65687M203   2142     262500    SH         SOLE                262500
North Amern Ins Leaders Inc    W Exp
                               03/21/201       65687M112     94     212500    SH         SOLE                212500
Nvidia Corp                    Com             67066G104    844      24816    SH         SOLE                 24816
Omnicom Group Inc              Note 7/3        681919AM8   2600    2500000    SH         SOLE               2500000
OPTIONSXPRESS HLDGS INC        Com             684010101    366      10811    SH         SOLE                 10811
Oracle Corp                    Com             68389X105   1639      72600    SH         SOLE                 72600
Collective Brands Inc          Com             19421W100   1043      60000    SH         SOLE                 60000
Penn Natl Gaming Inc           Com             707569109   8915     149700    SH         SOLE                149700
Perini Corp                    Com             713839108    509      12280    SH         SOLE                 12280
Petroleo Brasileiro SA Petro   SPONSORED ADR   71654V408  59199     513700    SH         SOLE                513700
PINNACLE GAS RESOURCES INC     Com             723464301   1555     339600    SH         SOLE                339600
Qualcomm Inc                   Com             747525103    708      18000    SH         SOLE                 18000
QWEST COMMUNICATIONS INTL IN   Note
                               3.500%11/1      749121BY4  27382   20500000   PRN         SOLE              20500000
RECKSON OPER PARTNERSHIP L P   Deb 4.000% 6/1  75621LAJ3   7976    8400000   PRN         SOLE               8400000
RSC Holdings Inc               Com             74972L102    360      28700    SH         SOLE                 28700
Sandisk Corp                   Note 1.000%
                               5/1             80004CAC5   8185   10215000   PRN         SOLE              10215000
Seagate Technology             Shs             G7945J104    765      30000    SH         SOLE                 30000
SEI Investments Co             Com             784117103    682      21200    SH         SOLE                 21200
Sigma Designs Inc              Com             826565103    501       9073    SH         SOLE                  9073
Smith Intl Inc                 Com             832110100    358       4850    SH         SOLE                  4850
SPIRIT AEROSYSTEMS HLDGS Inc   Com CL A        848574109    366      10621    SH         SOLE                 10621
Steel Dynamics Inc             Com             858119100    515       8639    SH         SOLE                  8639



              Name               Title Of      CUSIP       Value    SHRS or   SH/  Put/ Investment   Other      Voting Authority
                                  Class                   x$1000  PRN amount  PRN  call Discretion  Managers   Sole  Shared  None
----------------------------      -----        -----      ------  ----------  ---  ---- ----------  --------   ----  ------  ----

STREETTRACKS GOLD TR           Gold Shs        863307104   2886      35000    SH          SOLE                 35000
Symantec Corp                  Com             871503108   1433      88788    SH          SOLE                 88788
Tellabs Inc                    Com             879664100   2224     340000    SH          SOLE                340000
Terex Corp New                 Com             880779103    520       7925    SH          SOLE                  7925
TITAN INT INC ILL              Com             88830M102  46890    1500000    SH          SOLE               1500000
TRANE INC                      Com             892893108  49046    1050000    SH          SOLE               1050000
TRANSOCEAN SEDCO FOREX INC     Note
                               1.500%12/1      893830AW9   1092    1000000   PRN          SOLE               1000000
TRANSOCEAN SEDCO FOREX INC     Note
                               1.500%12/1      893830AV1   1087    1000000   PRN          SOLE               1000000
TRANSOCEAN SEDCO FOREX INC     Note
                               1.625%12/1      893830AU3   1087    1000000   PRN          SOLE               1000000
TRANSOCEAN INC NEW             Shs             G90073100  51864     362303    SH          SOLE                362303
TRIDENT MICROSYSTEMS INC       Com             895919108    459      70000    SH          SOLE                 70000
Trinity Inds Inc               Com             896522109    278      10000    SH          SOLE                 10000
Proshares TR                   Ultrashrt O&G   74347R586   1259      35000    SH          SOLE                 35000
Proshares TR                   Real Est Pro    74347R552    997       9000    SH          SOLE                  9000
Proshares TR                   ULTRASHT SP500  74347R883   1405      25930    SH          SOLE                 25930
Unibanco-Uniao De Bancos Bra   GDR REP PFD UT  90458E107  23460     168000    SH          SOLE                168000
Paetec Holding Corp            Com             695459107    608      62381    SH          SOLE                 62381
VAALCO ENERGY INC              Com New         91851C201    116      25000    SH          SOLE                 25000
VERIFONE HLDGS INC             Com             92342Y109   1163      50000    SH          SOLE                 50000
VIRGIN MEDIA INC               Com             92769L101  17890    1043785    SH          SOLE               1043785
Vornado Rlty LP                Deb 3.875% 4/1  929043AC1  13571   11950000   PRN          SOLE              11950000
Disney Walt Co                 Com Disney      254687106   1937      60000    SH          SOLE                 60000
Weight Watchers Intl Inc New   Com             948626106    366       8095    SH          SOLE                  8095
Western Digital Corp           Com             958102105   1587      52526    SH          SOLE                 52526
Whirlpool Corp                 Com             963320106    327       4000    SH          SOLE                  4000
Wyeth                          Put             983024950    270       4500          PUT   SOLE                  4500



              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other    Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers  Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------  ---- ------ ----

Xto Energy Inc                    Com             98385X106    514       10000    SH           SOLE      10000
XYRATEX LTD                       Com             G98268108    316       20000    SH           SOLE      20000
Yahoo! Inc                        Com             984332106   2791      120000    SH           SOLE     120000
YAMANA GOLD INC                   Com             98462Y100   4834      375000    SH           SOLE     375000
